Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets
Summary of intangible assets

		12/31/2021				12/31/2020
	Annual	Historical	Accumulated	Business	Carrying		Accumulated	Business	Carrying
	amortization rate	Cost	Amortization	combination	Amount	Historical Cost	Amortization	combination	Amount
License of Use Software	20%	129,399	(82,249)	—	47,150	73,336	(43,855)	8	29,489
Development costs	10%	129,948	(14,531)	—	115,417	74,407	(5,263)	—	69,144
Customer portfolio	20%	9,341	(3,739)	—	5,602	9,341	(1,630)	—	7,711
Goodwill	8%	90,700	—	1	90,702	38,963	—	—	38,963
Intangible in progress	—	170,334	—	1,299	171,633	79,209	—	—	79,209
Total Intangible		529,722	(100,519)	1,300	430,504	275,255	(50,748)	8	224,516

Summary of changes in intangible assets

					Business	Amortization or
	12/31/2020	Addition	Write-offs	Transfer	combination	Impairment	12/31/2021
License of use (a)	29,489	99,483	(40,435)	(3,350)	—	(38,037)	47,150
Development costs (b)	69,144	3,903	—	51,638	—	(9,268)	115,417
Customer portfolio	7,710	1,631	—	—	—	(3,739)	5,602
Goodwill (c)	38,964	51,737	—	—	1	—	90,702
Intangible in progress (d)	79,209	146,876	(7,463)	(48,288)	1,299	—	171,633
Total intangible	224,516	303,630	(47,898)	—	1,300	(51,044)	430,504

					Business	Amortization or
	12/31/2019	Addition	Write-offs	Transfer	combination	Impairment	12/31/2020
License of use	8,158	55,159	(1,561)	—	8	(32,275)	29,489
Development costs	—	—	—	74,407	—	(5,263)	69,144
Customer portfolio	—	9,340	—	—	—	(1,630)	7,710
Goodwill	—	38,964	—	—	—	—	38,964
Intangible in progress	71,090	94,428	(11,902)	(74,407)	—	—	79,209
Total intangible	79,248	197,891	(13,463)	—	8	(39,168)	224,516

(a)	License of use: refers to software acquired from third parties and use in the provision of Inter’s information processing services.
(b)	Development costs refer to the values of the “Core Banking” project, which consists of the implementation in the accounting integration software.
(c)	Refers to the goodwill of companies: Acerto Cobrança, Duo Gourmet and IM Designs.
(d)	Intangible in progress: refer to new projects that the Group is developing, three projects had significant additions in the period:
●	“Atari”, which aims to unify the transactional bases of the current account
●	“Interlake”, which aims to create a single registration base.
●	“Safer Payments”, with the objective of restructuring the payment platform.